Payments, by Category - USD ($)	Taxes		Royalties	Fees	Total Payments
Total	$ 135,147,000	[1]	$ 26,987,920	$ 173,957	$ 162,308,877

[1]	*Represents payments at the entity level of U.S. federal income taxes.